As filed with the Securities and Exchange Commission on May 30, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22818

Westchester Capital Funds
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
Westchester Capital Funds
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: December 31, 2014

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
March 31, 2014
(Unaudited)

Shares		Value
COMMON STOCKS - 82.71%
	ADVERTISING - 5.52%
4,000	Lamar Advertising Company Class A (a)(f)	$203,959
1,937	Omnicom Group, Inc. (d)(f)(k)	140,742
		344,701
	AIRLINES - 0.29%
500	American Airlines Group, Inc. (a)	18,300
	APPAREL RETAIL - 2.13%
2,073	Jos. A. Bank Clothiers, Inc. (a)(f)	133,294
	APPLICATION SOFTWARE - 0.22%
750	King Digital Entertainment plc (a)(b)(g)	13,643
	AUTOMOBILE MANUFACTURERS - 1.87%
3,400	General Motors Company (f)	117,028
	BROADCASTING & CABLE TV - 0.69%
700	CBS Corporation Class B (e)	43,260
	CABLE & SATELLITE TV - 5.13%
1,600	DISH Network Corporation Class A (a)(f)	99,536
44,448	Sirius XM Holdings, Inc. (a)(f)	142,234
572	Time Warner Cable, Inc. (f)	78,467
		320,237
	COAL & CONSUMABLE FUELS - 0.90%
1,400	CONSOL Energy, Inc. (f)	55,930
	CONSTRUCTION & ENGINEERING - 0.78%
1,500	Foster Wheeler AG (a)(b)(f)	48,630
	CONSTRUCTION MATERIALS - 1.59%
1,106	Texas Industries, Inc. (a)(f)	99,120
	CONSUMER FINANCE - 2.74%
6,985	SLM Corporation (f)	170,993
	DISTILLERS & VINTNERS - 0.17%
126	Beam, Inc. (e)	10,496
	DIVERSIFIED BANKS - 1.98%
2,600	Citigroup, Inc. (f)	123,760
	DIVERSIFIED CHEMICALS - 6.31%
1,800	The Dow Chemical Company (f)	87,462
2,200	E.I. Du Pont de Nemours & Company (f)	147,620
6,500	Huntsman Corporation (f)	158,730
		393,812
	DIVERSIFIED SUPPORT SERVICES - 0.97%
2,200	Iron Mountain, Inc. (f)	60,654
	FOOD RETAIL - 1.08%
1,833	Safeway, Inc. (f)	67,711
	HEALTH CARE DISTRIBUTORS - 0.28%
100	McKesson Corporation	17,657
	INDUSTRIAL CONGLOMERATES - 2.11%
5,100	General Electric Company (f)	132,039
	INDUSTRIAL MACHINERY - 1.09%
400	Allegion plc (b)	20,868
1	Dover Corporation	82
800	The Timken Company (f)	47,024
		67,974
	INTEGRATED OIL & GAS - 1.83%
1,200	Occidental Petroleum Corporation (f)	114,348
	INTEGRATED TELECOMMUNICATION SERVICES - 1.17%
1,535	Verizon Communications, Inc. (f)	73,020
	INTERNET SOFTWARE & SERVICES - 1.10%
100	Equinix, Inc. (a)	18,484
1,400	Yahoo!, Inc. (a)(f)	50,260
		68,744
	LIFE SCIENCES TOOLS & SERVICES - 1.34%
1,500	Agilent Technologies, Inc. (f)	83,880
	MOVIES & ENTERTAINMENT - 0.37%
737	Twenty-First Century Fox, Inc. Class B (g)	22,935
	MULTI-LINE INSURANCE - 3.67%
4,300	American International Group, Inc. (f)	215,043
800	Genworth Financial, Inc. Class A (a)	14,184
		229,227
	MULTI-UTILITIES - 1.93%
5,100	CenterPoint Energy, Inc. (f)	120,819
	OIL & GAS DRILLING - 0.12%
223	Noble Corporation plc (b)	7,301
	OIL & GAS EQUIPMENT & SERVICES - 5.46%
400	Halliburton Company (e)	23,556
2,050	National Oilwell Varco, Inc. (f)	159,634
1,600	Oil States International, Inc. (a)(f)	157,760
		340,950
	OIL & GAS EXPLORATION & PRODUCTION - 2.51%
1,300	Anadarko Petroleum Corporation (f)	110,188
6,129	Aurora Oil & Gas, Ltd. (a)(b)(e)	23,341
800	QEP Resources, Inc. (e)	23,552
		157,081
	OIL & GAS STORAGE & TRANSPORTATION - 1.56%
2,400	Williams Companies, Inc. (f)	97,392
	PAPER & FOREST PRODUCTS - 1.29%
23,200	Ainsworth Lumber Company, Ltd. (a)(b)(f)	80,339

	PAPER PRODUCTS - 1.36%
1,850	International Paper Company (f)	84,878
	PHARMACEUTICALS - 1.98%
1,399	Endo International plc (a)(b)(f)	96,041
296	Forest Laboratories, Inc. (a)(d)(e)(k)	27,714
		123,755
	REGIONAL BANKS - 1.06%
2,402	Investors Bancorp, Inc. (f)	66,391
	REITS - 4.55%
5,100	CommonWealth REIT (f)	134,129
2,200	NorthStar Realty Finance Corporation (e)	35,508
2,454	Starwood Property Trust, Inc. (f)	57,890
448	Starwood Waypoint Residential Trust (a)	12,898
1,500	Weyerhaeuser Company (f)	44,025
		284,450
	SEMICONDUCTOR EQUIPMENT - 2.01%
8,032	Tokyo Electron, Ltd. - ADR (f)	125,620
	SEMICONDUCTORS - 0.80%
464	LSI Corporation (h)	5,136
2,512	RDA Microelectronics, Inc. - ADR (f)	45,041
		50,177
	SPECIALTY CHEMICALS - 0.80%
500	Ashland, Inc. (f)	49,740
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.28%
1,000	Eastman Kodak Company (a)(d)(e)(k)(l)	33,400
6,400	Nokia Oyj - ADR (a)(f)	46,976
		80,376
	THRIFTS & MORTGAGE FINANCE - 0.94%
5,950	Hudson City Bancorp, Inc. (f)	58,489
	TOBACCO - 1.39%
1,600	Lorillard, Inc. (f)	86,528
	TRUCKING - 2.35%
5,500	Hertz Global Holdings, Inc. (a)(f)	146,520
	WIRELESS TELECOMMUNICATION SERVICES - 5.99%
12,100	Sprint Corporation (a)(f)	111,199
5,100	T-Mobile U.S., Inc. (a)(f)	168,453
2,561	Vodafone Group plc - ADR (f)	94,270
		373,922
	TOTAL COMMON STOCKS
	(Cost $5,115,252)	5,166,121

PREFERRED STOCKS - 5.50%
1,300	The Allstate Corporation, 6.625%, Series E (a)(e)	32,708
2,600	American Homes 4 Rent, 5.000%, Series B (f)	63,700
2,700	CommonWealth REIT, 7.250% (f)	67,959
2,924	HSBC USA, Inc., 6.500%, Series H (f)	73,480
150	HSBC USA, Inc., 2.856%	7,245
61	Morgan Stanley Capital Trust V, 5.750%	1,494
666	SLM Corporation, 6.970%, Series A (e)	32,468
2,600	Verizon Communications, Inc., 5.900% (a)(f)	64,896
	TOTAL PREFERRED STOCKS
	(Cost $336,764)	343,950

CLOSED-END FUNDS - 2.70%
5,564	Eaton Vance Floating-Rate Income Trust	87,355
1,048	First Trust MLP and Energy Income Fund	20,740
2,772	First Trust Senior Floating Rate Income Fund II	40,055
1,050	Nuveen Energy MLP Total Return Fund	20,160
	TOTAL CLOSED-END FUNDS
	(Cost $164,736)	168,310

EXCHANGE-TRADED NOTES - 1.46%
1,954	The JPMorgan Alerian MLP Index ETN	90,939
	TOTAL EXCHANGE-TRADED NOTES
	(Cost $89,806)	90,939

Principal Amount
CORPORATE BONDS - 0.63%
	Energy Future Intermediate Holding Company LLC
$37,000	10.000%, 12/1/2020 (Acquired 1/7/14, Cost $39,579) (e)(i)(j)	39,174
	TOTAL CORPORATE BONDS
	(Cost $39,579)	39,174

Contracts (100 shares per contract)
PURCHASED PUT OPTIONS - 0.56%
	Agilent Technologies, Inc.
14	Expiration: May 2014, Exercise Price: $50.00	665
1	Expiration: August 2014, Exercise Price: $50.00	148
	Allegion plc
3	Expiration: June 2014, Exercise Price: $45.00	165
	American Airlines Group, Inc.
5	Expiration: April 2014, Exercise Price: $29.00	25
	American International Group, Inc.
10	Expiration: April 2014, Exercise Price: $42.00	40
2	Expiration: April 2014, Exercise Price: $45.00	8
9	Expiration: May 2014, Exercise Price: $41.00	86
8	Expiration: May 2014, Exercise Price: $43.00	128
6	Expiration: May 2014, Exercise Price: $44.00	126
	Anadarko Petroleum Corporation
9	Expiration: May 2014, Exercise Price: $65.00	135
	Ashland, Inc.
5	Expiration: April 2014, Exercise Price: $80.00	25

	AT&T, Inc.
10	Expiration: June 2014, Exercise Price: $28.00	60
14	Expiration: June 2014, Exercise Price: $30.00	147
	CBS Corporation Class B
6	Expiration: June 2014, Exercise Price: $55.00	510
	CenterPoint Energy, Inc.
6	Expiration: August 2014, Exercise Price: $17.50	60
	Chemtura Corporation
14	Expiration: June 2014, Exercise Price: $22.50	770
	Citigroup, Inc.
4	Expiration: April 2014, Exercise Price: $45.00	92
5	Expiration: June 2014, Exercise Price: $42.00	175
10	Expiration: June 2014, Exercise Price: $44.00	664
	CommonWealth REIT
14	Expiration: April 2014, Exercise Price: $22.50	175
2	Expiration: July 2014, Exercise Price: $22.50	100
	CONSOL Energy, Inc.
14	Expiration: April 2014, Exercise Price: $30.00	49
	DISH Network Corporation Class A
7	Expiration: June 2014, Exercise Price: $50.00	403
6	Expiration: June 2014, Exercise Price: $52.50	570
	The Dow Chemical Company
15	Expiration: June 2014, Exercise Price: $42.00	593
	E.I. Du Pont de Nemours & Company
2	Expiration: April 2014, Exercise Price: $52.50	5
12	Expiration: April 2014, Exercise Price: $55.00	36
6	Expiration: April 2014, Exercise Price: $60.00	36
	Eli Lilly & Company
3	Expiration: April 2014, Exercise Price: $45.00	9
	Endo International plc
4	Expiration: April 2014, Exercise Price: $50.00	70
	Equinix, Inc.
5	Expiration: June 2014, Exercise Price: $175.00	2,550
	General Electric Company
16	Expiration: May 2014, Exercise Price: $22.00	72
26	Expiration: June 2014, Exercise Price: $21.00	169
	General Motors Company
20	Expiration: June 2014, Exercise Price: $30.00	949
10	Expiration: June 2014, Exercise Price: $32.00	910
1	Expiration: June 2014, Exercise Price: $34.00	169
	Genworth Financial, Inc. Class A
7	Expiration: June 2014, Exercise Price: $12.00	63
	Halliburton Company
3	Expiration: July 2014, Exercise Price: $49.00	120
	Hertz Global Holdings, Inc.
16	Expiration: June 2014, Exercise Price: $21.00	320
33	Expiration: June 2014, Exercise Price: $22.00	825
	Hess Corporation
6	Expiration: May 2014, Exercise Price: $67.50	54
14	Expiration: May 2014, Exercise Price: $70.00	175
	Huntsman Corporation
16	Expiration: May 2014, Exercise Price: $19.00	120
37	Expiration: May 2014, Exercise Price: $21.00	555
	International Paper Company
7	Expiration: April 2014, Exercise Price: $41.00	14
3	Expiration: April 2014, Exercise Price: $42.00	15
6	Expiration: July 2014, Exercise Price: $40.00	285
	Iron Mountain, Inc.
18	Expiration: April 2014, Exercise Price: $20.00	90
6	Expiration: April 2014, Exercise Price: $22.50	72
	Keurig Green Mountain, Inc.
9	Expiration: April 2014, Exercise Price: $85.00	81
9	Expiration: April 2014, Exercise Price: $110.00	5,984
	Lamar Advertising Company Class A
38	Expiration: April 2014, Exercise Price: $42.00	1,140
9	Expiration: April 2014, Exercise Price: $46.00	495
	McKesson Corporation
1	Expiration: May 2014, Exercise Price: $140.00	13
	Microsoft Corporation
16	Expiration: April 2014, Exercise Price: $32.00	16
	National Oilwell Varco, Inc.
18	Expiration: May 2014, Exercise Price: $65.00	225
2	Expiration: May 2014, Exercise Price: $72.50	122
	Noble Corporation plc
22	Expiration: June 2014, Exercise Price: $29.00	1,045
	Nokia Oyj - ADR
32	Expiration: May 2014, Exercise Price: $5.00	256
	Occidental Petroleum Corporation
7	Expiration: May 2014, Exercise Price: $75.00	28
2	Expiration: August 2014, Exercise Price: $82.50	170
2	Expiration: August 2014, Exercise Price: $85.00	242
	Oil States International, Inc.
3	Expiration: June 2014, Exercise Price: $75.00	98
8	Expiration: June 2014, Exercise Price: $85.00	780
	Pfizer, Inc.
33	Expiration: June 2014, Exercise Price: $28.00	660
	QEP Resources, Inc.
4	Expiration: June 2014, Exercise Price: $20.00	30
20	Expiration: June 2014, Exercise Price: $25.00	800

	SLM Corporation
7	Expiration: April 2014, Exercise Price: $20.00	42
7	Expiration: April 2014, Exercise Price: $22.00	39
22	Expiration: April 2014, Exercise Price: $23.00	374
28	Expiration: July 2014, Exercise Price: $20.00	476
	SPDR S&P 500 ETF Trust
2	Expiration: April 2014, Exercise Price: $183.00	162
8	Expiration: April 2014, Exercise Price: $185.00	1,016
6	Expiration: May 2014, Exercise Price: $183.00	1,230
	Sprint Corporation
10	Expiration: May 2014, Exercise Price: $5.00	15
42	Expiration: May 2014, Exercise Price: $6.00	84
30	Expiration: August 2014, Exercise Price: $6.00	480
	Time Warner Cable, Inc.
4	Expiration: April 2014, Exercise Price: $120.00	40
	The Timken Company
6	Expiration: June 2014, Exercise Price: $47.50	195
	T-Mobile U.S., Inc.
16	Expiration: May 2014, Exercise Price: $26.00	384
32	Expiration: May 2014, Exercise Price: $28.00	1,600
	Verizon Communications, Inc.
1	Expiration: May 2014, Exercise Price: $45.00	44
5	Expiration: June 2014, Exercise Price: $43.00	165
	Vivendi SA
15	Expiration: May 2014, Exercise Price: EUR 17.00 (k)	83
29	Expiration: May 2014, Exercise Price: EUR 18.00 (k)	399
	Vodafone Group plc - ADR
12	Expiration: April 2014, Exercise Price: $33.00	24
	Weyerhaeuser Company
3	Expiration: April 2014, Exercise Price: $24.00	15
9	Expiration: April 2014, Exercise Price: $25.00	23
	Williams Companies, Inc.
19	Expiration: May 2014, Exercise Price: $35.00	323
	Yahoo!, Inc.
12	Expiration: July 2014, Exercise Price: $33.00	1,866
	TOTAL PURCHASED PUT OPTIONS
	(Cost $68,059)	34,866

Shares
SHORT-TERM INVESTMENTS - 8.92%
361,000	Fidelity Institutional Government Portfolio, Institutional Share Class, 0.01% (c)(f)	361,000
196,038	The Liquid Asset Portfolio, Institutional Share Class, 0.06% (c)(f)	196,038
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $557,038)	557,038
	TOTAL INVESTMENTS
	(Cost $6,371,234) - 102.48%	$6,400,398

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
ETN -	Exchange-Traded Note
EUR -	Euro
plc -	Public Limited Company
REIT -	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2014.
(d)	Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short.
(f)	All or a portion of the shares have been committed as collateral for written option contracts.
(g)	All or a portion of the shares have been committed as collateral for swap contracts.
(h)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.  As of March 31, 2014, these securities represented 0.63% of total net assets.

(j)	Default or other conditions exist and the security is not presently accruing income.
(k)	Level 2 Security. Please see footnote (n) on the schedule of investments for more information.
(l)	Restricted security.

(m)	The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

Cost of investments	$6,371,234
Gross unrealized appreciation	164,352
Gross unrealized depreciation	(135,188)
Net unrealized appreciation	$29,164

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(n)
Investment Valuation - Securities listed on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in registered open-end investment companies other than exchange-traded funds are valued at their reported net asset value (“NAV”). Equity securities that are traded on a national securities exchange are valued at the last sale price at the close of that exchange. The securities valued using quoted prices in active markets are classified as Level 1 investments. Securities not listed on an exchange, but for which market transaction prices are reported, are valued at the last sale price as of the close of the New York Stock Exchange. Non-exchange listed securities are valued based on evaluations provided by a third party, when available, or at the mean of the closing bid and asked prices or valued based on the announced price.   These securities are classified as Level 2 investments. In pricing corporate bonds and other debt securities that are not obligations of the U.S. Government or its agencies, the mean of the reported closing bid and asked prices is used. These securities are classified as Level 2 investments. As a secondary source, an individual broker bid may be used to value debt securities if the Adviser reasonably believes such bid is an actionable bid in that the broker would be willing to transact at that price. These securities are generally classified as Level 2 or Level 3 investments.

Exchange-traded options are valued at the higher of the intrinsic value of the option (i.e., what the Fund would pay or can receive upon exercising the option) or the last reported composite sale price.  If no sales are reported or if the last sale is outside the bid and asked parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices is used. Non-exchange-traded options will be valued at the higher of the intrinsic value of the option or at the price supplied by the counterparty. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 PM bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at amortized cost. Registered open-end investment companies other than exchange-traded funds (i.e., ETFs) are valued at their reported NAV per share.

Securities for which there are no market quotations readily available or for which such quotations are unreliable are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees and under the supervision of the Board of Trustees. The factors for fair valuation the Adviser may consider include, among other things: fundamental analytical data; the nature and duration of restrictions on disposition; an evaluation of forces that influence the market in which the securities are purchased and sold; public trading in similar securities of the issuer or comparable issuers. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.  At March 31, 2014, securities fair valued in good faith based on the absolute value of long investments and based on the absolute value of unrealized gains or losses on swap contracts represented 3.35% of net assets.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2014. These assets and liabilities are measured on a recurring basis.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2014.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$4,964,265	$201,856	$-	$5,166,121
Preferred Stocks	343,950	-	-	343,950
Closed-End Funds	168,310	-	-	168,310
Exchange-Traded Notes	90,939	-	-	90,939
Corporate Bonds	-	39,174	-	39,174
Purchased Put Options	34,384	482	-	34,866
Short-Term Investments	557,038	-	-	557,038
Swap Contracts**	-	12,469	-	12,469
Forward Currency Exchange Contracts**	-	2,037	-	2,037

Liabilities
Common Stocks Sold Short	$322,780	$-	$-	$322,780
Written Option Contracts	409,372	13,879	-	423,251
Swap Contracts**	-	11,055	-	11,055
Forward Currency Exchange Contracts**	-	3,419	-	3,419

*	Please refer to the Schedule of Investments to view common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. There were no transfers into or out of Level 1 or 2 Securities during the period. Transfers between levels are recognized at the end of the reporting period.

(o)	Disclosures about Derivative Instruments and Hedging Activities at March 31, 2014.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of March 31, 2014 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$34,866	N/A	$-
Written Option Contracts	N/A	-	Schedule of Options Written	423,251
Swap Contracts	Schedule of Swap Contracts	12,469	Schedule of Swap Contracts	11,055
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Schedule of Forward Currency Exchange Contracts	2,037	Schedule of Forward Currency Exchange Contracts	3,419
Total		$49,372		$437,725

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2014
(Unaudited)

Shares		Value
6,526	Applied Materials, Inc.	$133,261
1,000	Eastman Kodak Company	33,400
333	Liberty Global plc Class A (a)	13,853
911	Liberty Global plc Series C (a)	37,086
283	Liberty Media Corporation Class A	36,997
2,645	Louisiana-Pacific Corporation	44,621
737	Twenty-First Century Fox, Inc. Class A	23,562
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $313,324)	$322,780

plc -	Public Limited Company
(a)	Foreign security.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF OPTIONS WRITTEN
March 31, 2014
(Unaudited)

Contracts (100 Shares per contract)	Value
CALL OPTIONS WRITTEN
	Actavis plc
2	Expiration: May 2014, Exercise Price $185.00	$4,700
4	Expiration: May 2014, Exercise Price $190.00	7,580
3	Expiration: May 2014, Exercise Price $195.00	4,590
	Agilent Technologies, Inc.
14	Expiration: May 2014, Exercise Price $55.00	3,633
1	Expiration: August 2014, Exercise Price $55.00	390
	Allegion plc
4	Expiration: June 2014, Exercise Price $50.00	1,540
	American Airlines Group, Inc.
5	Expiration: April 2014, Exercise Price $33.00	1,850
	American International Group, Inc.
13	Expiration: April 2014, Exercise Price $47.00	3,965
2	Expiration: April 2014, Exercise Price $48.00	432
11	Expiration: May 2014, Exercise Price $46.00	4,873
9	Expiration: May 2014, Exercise Price $49.00	1,953
8	Expiration: May 2014, Exercise Price $50.00	1,264
	Anadarko Petroleum Corporation
13	Expiration: May 2014, Exercise Price $75.00	13,650
	Ashland, Inc.
5	Expiration: April 2014, Exercise Price $90.00	4,750
	AT&T, Inc.
20	Expiration: June 2014, Exercise Price $32.00	6,400
17	Expiration: June 2014, Exercise Price $33.00	3,706
	CBS Corporation Class B
7	Expiration: June 2014, Exercise Price $60.00	2,870
	CenterPoint Energy, Inc.
21	Expiration: May 2014, Exercise Price $22.50	2,940
21	Expiration: May 2014, Exercise Price $25.00	630
9	Expiration: August 2014, Exercise Price $22.50	1,688
	Chemtura Corporation
19	Expiration: June 2014, Exercise Price $25.00	3,040
	Citigroup, Inc.
5	Expiration: April 2014, Exercise Price $47.00	655
10	Expiration: June 2014, Exercise Price $46.00	2,870
11	Expiration: June 2014, Exercise Price $48.00	1,947
	Comcast Corporation Special Class A
2	Expiration: July 2014, Exercise Price $45.00	920
	CommonWealth REIT
46	Expiration: April 2014, Exercise Price $27.50	1,035
4	Expiration: July 2014, Exercise Price $25.00	850
1	Expiration: July 2014, Exercise Price $27.50	100
	CONSOL Energy, Inc.
14	Expiration: April 2014, Exercise Price $34.00	8,330

	DISH Network Corporation Class A
16	Expiration: June 2014, Exercise Price $57.50	11,040
	The Dow Chemical Company
18	Expiration: June 2014, Exercise Price $47.00	5,400
	E.I. Du Pont de Nemours & Company
2	Expiration: April 2014, Exercise Price $60.00	1,435
13	Expiration: April 2014, Exercise Price $62.50	6,266
7	Expiration: April 2014, Exercise Price $65.00	1,785
	Endo International plc
10	Expiration: April 2014, Exercise Price $55.00	13,800
4	Expiration: April 2014, Exercise Price $60.00	3,640
	Equinix, Inc.
6	Expiration: June 2014, Exercise Price $190.00	4,140
	General Electric Company
19	Expiration: May 2014, Exercise Price $26.00	1,140
32	Expiration: June 2014, Exercise Price $25.00	4,416
	General Motors Company
20	Expiration: June 2014, Exercise Price $35.00	3,100
13	Expiration: June 2014, Exercise Price $36.00	1,463
1	Expiration: June 2014, Exercise Price $37.00	80
	Genworth Financial, Inc. Class A
8	Expiration: June 2014, Exercise Price $14.00	3,060
	Halliburton Company
4	Expiration: July 2014, Exercise Price $55.00	2,132
	Hertz Global Holdings, Inc.
4	Expiration: June 2014, Exercise Price $24.00	1,340
35	Expiration: June 2014, Exercise Price $25.00	9,100
16	Expiration: June 2014, Exercise Price $26.00	3,280
	Hess Corporation
26	Expiration: May 2014, Exercise Price $77.50	15,795
	Huntsman Corporation
65	Expiration: May 2014, Exercise Price $23.00	12,675
	International Paper Company
3	Expiration: April 2014, Exercise Price $45.00	381
8	Expiration: April 2014, Exercise Price $46.00	520
7	Expiration: July 2014, Exercise Price $45.00	1,691
	Iron Mountain, Inc.
21	Expiration: April 2014, Exercise Price $25.00	5,933
	Keurig Green Mountain, Inc.
18	Expiration: April 2014, Exercise Price $97.50	2,043
	Koninklijke KPN NV
205	Expiration: April 2014, Exercise Price EUR 2.30 (a)	7,625
	Lamar Advertising Company Class A
58	Expiration: July 2014, Exercise Price $50.00	24,939
	Liberty Global plc Class A
1	Expiration: July 2014, Exercise Price $72.50	1,120
	Liberty Media Corporation Class A
2	Expiration: April 2014, Exercise Price $130.00	545

	Lorillard, Inc.
16	Expiration: June 2014, Exercise Price $47.50	11,480
	M&T Bank Corporation
5	Expiration: July 2014, Exercise Price $105.00	8,150
	Martin Marietta Materials, Inc.
8	Expiration: July 2014, Exercise Price $95.00	27,319
	McKesson Corporation
1	Expiration: May 2014, Exercise Price $160.00	1,795
	National Oilwell Varco, Inc.
8	Expiration: May 2014, Exercise Price $75.00	3,240
12	Expiration: May 2014, Exercise Price $77.50	2,928
	Noble Corporation plc
24	Expiration: June 2014, Exercise Price $32.00	4,488
	Nokia Oyj - ADR
64	Expiration: May 2014, Exercise Price $6.00	9,760
	Occidental Petroleum Corporation
7	Expiration: May 2014, Exercise Price $87.50	5,740
5	Expiration: August 2014, Exercise Price $95.00	2,050
	Oil States International, Inc.
4	Expiration: June 2014, Exercise Price $90.00	3,740
9	Expiration: June 2014, Exercise Price $95.00	5,580
	Pfizer, Inc.
10	Expiration: June 2014, Exercise Price $31.00	1,730
26	Expiration: June 2014, Exercise Price $32.00	2,925
	QEP Resources, Inc.
4	Expiration: June 2014, Exercise Price $25.00	2,000
27	Expiration: June 2014, Exercise Price $30.00	3,915
	Safeway, Inc.
18	Expiration: April 2014, Exercise Price $38.00	180
	Sirius XM Holdings, Inc.
24	Expiration: April 2014, Exercise Price $3.50	48
61	Expiration: June 2014, Exercise Price $3.50	671
	SLM Corporation
7	Expiration: April 2014, Exercise Price $23.00	1,190
8	Expiration: April 2014, Exercise Price $24.00	704
2	Expiration: April 2014, Exercise Price $25.00	71
28	Expiration: July 2014, Exercise Price $23.00	5,740
18	Expiration: July 2014, Exercise Price $25.00	1,593
	Sprint Corporation
13	Expiration: May 2014, Exercise Price $7.00	2,990
47	Expiration: May 2014, Exercise Price $8.00	7,097
30	Expiration: August 2014, Exercise Price $9.00	3,990
	Time Warner Cable, Inc.
8	Expiration: April 2014, Exercise Price $130.00	6,080
1	Expiration: April 2014, Exercise Price $135.00	345
1	Expiration: July 2014, Exercise Price $140.00	420
	The Timken Company
8	Expiration: June 2014, Exercise Price $57.50	2,840

	T-Mobile U.S., Inc.
19	Expiration: May 2014, Exercise Price $29.00	9,025
32	Expiration: May 2014, Exercise Price $30.00	12,880
	Verizon Communications, Inc.
2	Expiration: April 2014, Exercise Price $48.00	51
2	Expiration: May 2014, Exercise Price $48.00	139
7	Expiration: June 2014, Exercise Price $48.00	721
	Vivendi SA
15	Expiration: May 2014, Exercise Price EUR 19.00 (a)	3,058
29	Expiration: May 2014, Exercise Price EUR 20.00 (a)	3,196
	Vodafone Group plc - ADR
1	Expiration: April 2014, Exercise Price $34.00	360
2	Expiration: April 2014, Exercise Price $36.00	310
22	Expiration: April 2014, Exercise Price $37.00	1,716
	Weyerhaeuser Company
3	Expiration: April 2014, Exercise Price $28.00	435
12	Expiration: April 2014, Exercise Price $29.00	720
	Williams Companies, Inc.
24	Expiration: May 2014, Exercise Price $39.00	5,736
	Yahoo!, Inc.
14	Expiration: July 2014, Exercise Price $36.00	4,032
		416,213
PUT OPTIONS WRITTEN
	Jos. A. Bank Clothiers, Inc.
5	Expiration: April 2014, Exercise Price $65.00	375
1	Expiration: July 2014, Exercise Price $50.00	23
	Liberty Media Corporation Class A
6	Expiration: April 2014, Exercise Price $140.00	5,562
	SPDR S&P 500 ETF Trust
2	Expiration: April 2014, Exercise Price $178.00	56
9	Expiration: April 2014, Exercise Price $179.00	315
7	Expiration: May 2014, Exercise Price $177.00	707
		7,038
	TOTAL OPTIONS WRITTEN
	(Premiums received $425,562)	$423,251

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
EUR -	Euro
plc -	Public Limited Company
REIT -	Real Estate Investment Trust
(a)	Level 2 Security. Please see footnote (n) on the schedule of investments for more information.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
March 31, 2014
(Unaudited)

Settlement Date	Currency to be Delivered		U.S. $ Value at March 31, 2014	Currency to be Received		U.S. $ Value at March 31, 2014	Unrealized Appreciation (Depreciation)**
6/11/2014	25,129	Australian Dollars	$23,189	22,587	U.S. Dollars	$22,587	$(602)
6/11/2014	15,442	British Pounds	25,730	25,572	U.S. Dollars	25,572	(158)
4/23/2014	45,008	Canadian Dollars	40,691	40,679	U.S. Dollars	40,679	(12)
4/16/2014	86,711	Euros	119,453	118,594	U.S. Dollars	118,594	(859)
4/16/2014	292	U.S. Dollars	292	211	Euros	291	(1)
5/29/2014	47,150	Euros	64,949	65,159	U.S. Dollars	65,159	210
10/22/2014	18,942	Euros	26,092	25,757	U.S. Dollars	25,757	(335)
4/9/2014	16,117,600	Japanese Yen	156,164	157,764	U.S. Dollars	157,764	1,600
4/9/2014	156,573	U.S. Dollars	156,573	16,010,000	Japanese Yen	155,121	(1,452)
5/21/2014	285,000	Swedish Krona	43,998	44,225	U.S. Dollars	44,225	227
			$657,131			$655,749	$(1,382)

* JPMorgan Chase & Co. Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of March 31, 2014.
** Unrealized appreciation is a receivable and unrealized depreciation is a payable.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF SWAP CONTRACTS
March 31, 2014
(Unaudited)

Termination Date	Security	Shares	Notional	Unrealized Appreciation (Depreciation)*	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
	Apollo Residential Mortgage, Inc.	2,996	$48,625	$1,900	JPMorgan Chase & Co. Inc.
	AT&T, Inc.	3,700	129,759	4,497	Merrill Lynch & Co. Inc.
	AZ Electronic Materials SA	3,827	25,699	710	JPMorgan Chase & Co. Inc.
	Chemtura Corporation	1,900	48,051	(1,455)	Merrill Lynch & Co. Inc.
	Equinix, Inc.	500	92,420	2,619	JPMorgan Chase & Co. Inc.
	Forest Laboratories, Inc.	2,066	190,630	(7,301)	Merrill Lynch & Co. Inc.
	General Motors Company	2,600	89,492	(15,314)	Merrill Lynch & Co. Inc.
	Hess Corporation	2,600	215,488	6,802	Merrill Lynch & Co. Inc.
	Koninklijke KPN NV	20,500	72,441	1,217	JPMorgan Chase & Co. Inc.
	Lamar Advertising Company Class A	1,800	91,782	376	JPMorgan Chase & Co. Inc.
	LSI Corporation	10,864	120,264	(27)	JPMorgan Chase & Co. Inc.
	Noble Corporation plc	2,200	72,028	(8,436)	Merrill Lynch & Co. Inc.
	Omnicom Group, Inc.	2,447	177,799	1,129	Merrill Lynch & Co. Inc.
	Pfizer, Inc.	3,600	115,632	1,805	JPMorgan Chase & Co. Inc.
	QEP Resources, Inc.	2,300	67,712	(659)	Merrill Lynch & Co. Inc.
	Scania AB	1,425	41,876	(1,425)	JPMorgan Chase & Co. Inc.
	Time Warner Cable, Inc.	700	96,026	3,260	Merrill Lynch & Co. Inc.
	Toko, Inc.	1,505	842	(187)	JPMorgan Chase & Co. Inc.
	Vivendi SA	4,400	122,567	5,282	JPMorgan Chase & Co. Inc.
	Ziggo NV (a)	1,722	76,537	938	JPMorgan Chase & Co. Inc.

SHORT TOTAL RETURN SWAP CONTRACTS
	AMEC plc	(1,350)	(25,252)	(739)	JPMorgan Chase & Co. Inc.
	Publicis Groupe (a)	(3,065)	(276,941)	6,422	Merrill Lynch & Co. Inc.
				$1,414
plc -	Public Limited Company
*	Based on the net value of each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.
(a)	Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.

Item 2. Controls and Procedures.

(a)
The Registrant’s Co-Presidents/Principal Executive Officers and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report as required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Westchester Capital Funds

By (Signature and Title)  /s/ Michael T. Shannon
                                                  Michael T. Shannon, Co-President

Date     May 27, 2014

By (Signature and Title)  /s/ Roy Behren
                                                  Roy Behren, Co-President and Treasurer

Date     May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael T. Shannon
                                                   Michael T. Shannon, Co-President

Date     May 27, 2014

By (Signature and Title)*  /s/ Roy Behren
                                                    Roy Behren, Co-President and Treasurer

Date     May 27, 2014

* Print the name and title of each signing officer under his or her signature.